                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number: _____________
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Forum Securities Limited
Address:  1700 Putnum Avenue
          Old Greenwich, CT
          United States, 06870-1366

Form 13F File Number: 28-13873________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark Pearson
Title: Chief Compliance Officer
Phone: 203-302-3301

Signature, Place, and Date of Signing:


-------------------------    ---------------------------    --------------------
       [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number         Name
     --------------------         ----
     28-_________________         __________________________________

     [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		2

Form 13F Information Table Entry Total:        54

Form 13F Information Table Value Total: $ 145,760
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.    Form 13F File Number        Name
     ---    --------------------        ----
     ___    28-____________		Forum Securities (UK) Ltd
     ___    28-14127_______		FSX Securities Canada, Inc.

     [Repeat as necessary.]

 FORM 13F INFORMATION TABLE

                                                                                                         COLUMN 8
          COLUMN 1            COLUMN 2 COLUMN 3  COLUMN 4          COLUMN 5    COLUMN 6   COLUMN 7     VOTING AUTHORITY
          --------            -------- --------- -------- -------------------- ---------- -------- --------------------
                              TITLE OF            VALUE    SHRS OR        PUT/ INVESTMENT OTHER
       NAME OF ISSUER          CLASS     CUSIP   (X$1000)  PRN AMT SH/PRN CALL DISCRETION MANAGERS SOLE    SHARED  NONE
----------------------------  -------- --------- -------- -------- ------ ---- ---------- -------- ------ -------  ----

ALEXANDRIA REAL ESTATE EQUITY	COM	015271109     723     9,937	SH	SOLE		       		     9,937
AMERICAN CAMPUS COMMUNITIES	COM	024835100     608    13,512	SH	SOLE		       		    13,512
AVALONBAY COMMUNITIES INC	COM	053484101   1,393     9,848	SH	SOLE		       		     9,848
BOSTON PROPERTIES INC		COM	101121101   1,992    18,386	SH	SOLE		       		    18,386
CAMDEN PROPERTY TRUST		COM	133131102     895    13,220	SH	SOLE		       		    13,220
DIGITAL REALTY TRUST INC	COM	253868103   1,121    14,930	SH	SOLE		       		    14,930
DUKE REALTY CORP		COM	264411505     737    50,340	SH	SOLE		       		    50,340
EQUITY ONE INC			COM	294752100     475    22,400	SH	SOLE		       		    22,400
EQUITY RESIDENTIAL		COM	29476L107   1,788    28,678	SH	SOLE		       		    28,678
ESSEX PROPERTY TRUST INC	COM	297178105     807     5,246	SH	SOLE		       		     5,246
FEDERAL REALTY INVS TRUST	COM	313747206   1,149    11,043	SH	SOLE		       		    11,043
GLIMCHER REALTY TRUST		COM	379302102     864    84,531	SH	SOLE		       		    84,531
HCP INC				COM	40414L109   1,513    34,265	SH	SOLE		       		    34,265
HEALTH CARE REIT INC		COM	42217K106   1,275    21,870	SH	SOLE		       		    21,870
HOST HOTELS & RESORTS INC	COM	44107P104   1,242    78,516	SH	SOLE		       		    78,516
KILROY REALTY CORP		COM	49427F108     904    18,678	SH	SOLE		       		    18,678
KIMCO REALTY CORP		COM	49446R109     919    48,286	SH	SOLE		       		    48,286
MACERICH CO/THE			COM	554382101   1,163    19,701	SH	SOLE		       		    19,701
PROLOGIS INC			COM	74340W103   1,802    54,234	SH	SOLE		       		    54,234
PUBLIC STORAGE			COM	74460D109   2,111    14,609	SH	SOLE		       		    14,609
SIMON PROPERTY GROUP INC	COM	828806109   4,473    28,735	SH	SOLE		       		    28,735
SL GREEN REALTY CORP		COM	78440X101   1,271    15,837	SH	SOLE		       		    15,837
STARWOOD HOTELS & RESORTS	COM	85590A401     745    14,042	SH	SOLE		       		    14,042
SUNSTONE HOTEL INVESTORS INC	COM	867892101     558    50,772	SH	SOLE		       		    50,772
TANGER FACTORY OUTLET CENTER	COM	875465106     917    28,611	SH	SOLE		       		    28,611
VENTAS INC			COM	92276F100   1,831    29,007	SH	SOLE		       		    29,007
VORNADO REALTY TRUST		COM	929042109   1,162    13,841	SH	SOLE		       		    13,841



ALEXANDRIA REAL ESTATE EQUITY	COM	015271109   1,137   15,634 	SH	OTHER	    1		  15,634   -
AMERICAN CAMPUS COMMUNITIES	COM	024835100   2,359   52,446 	SH	OTHER	    2		  35,304   17,142
AVALONBAY COMMUNITIES INC	COM	053484101   5,281   37,322 	SH	OTHER	    2		  25,260   12,062
BOSTON PROPERTIES INC		COM	101121101   6,902   63,689 	SH	OTHER	    2		  45,961   17,728
CAMDEN PROPERTY TRUST		COM	133131102   3,505   51,788 	SH	OTHER	    2		  34,105   17,683
DIGITAL REALTY TRUST INC	COM	253868103   4,181   55,689 	SH	OTHER	    2		  37,279   18,410
DOUGLAS EMMETT INC		COM	25960P109     311   13,456 	SH	OTHER	    1		  13,456   -
DUKE REALTY CORP		COM	264411505   2,814  192,259 	SH	OTHER	    2		 120,319   71,940
EQUITY ONE INC			COM	294752100   1,871   88,276 	SH	OTHER	    2		  54,824   33,452
EQUITY RESIDENTIAL		COM	29476L107   3,364   53,951 	SH	OTHER	    1		  53,951   -
ESSEX PROPERTY TRUST INC	COM	297178105   3,089   20,067 	SH	OTHER	    2		  13,778   6,289
FEDERAL REALTY INVS TRUST	COM	313747206   3,719   35,733 	SH	OTHER	    2		  26,652   9,081
GLIMCHER REALTY TRUST		COM	379302102   2,864  280,239 	SH	OTHER	    2		 183,007   97,232
HCP INC				COM	40414L109   2,692   60,985 	SH	OTHER	    1		  60,985   -
HEALTH CARE REIT INC		COM	42217K106   4,218   72,341 	SH	OTHER	    2		  48,417   23,924
HIGHWOODS PROPERTIES INC	COM	431284108     270    8,014 	SH	OTHER	    1		   8,014   -
HOST HOTELS & RESORTS INC	COM	44107P104   4,219  266,699 	SH	OTHER	    2		 193,694   73,005
KILROY REALTY CORP		COM	49427F108   3,057   63,163 	SH	OTHER	    2		  43,840   19,323
KIMCO REALTY CORP		COM	49446R109   1,438   75,563 	SH	OTHER	    1		  75,563   -
LASALLE HOTEL PROPERTIES	COM	517942108     264    9,070 	SH	OTHER	    1		   9,070   -
MACERICH CO/THE			COM	554382101   4,178   70,763 	SH	OTHER	    2		  47,997   22,766
PROLOGIS INC			COM	74340W103   6,444  193,926 	SH	OTHER	    2		 136,510   57,416
PUBLIC STORAGE			COM	74460D109   7,475   51,763 	SH	OTHER	    2		  36,936   14,827
REGENCY CENTERS CORP		COM	758849103     218    4,582 	SH	OTHER	    1		   4,582   -
SIMON PROPERTY GROUP INC	COM	828806109  14,497   93,138 	SH	OTHER	    2		  66,475   26,663
SL GREEN REALTY CORP		COM	78440X101   4,722   58,850 	SH	OTHER	    2		  42,194   16,656
STARWOOD HOTELS & RESORTS	COM	85590A401   2,624   49,478 	SH	OTHER	    2		  32,436   17,042
SUNSTONE HOTEL INVESTORS INC	COM	867892101   1,804  164,150 	SH	OTHER	    2		 109,987   54,163
TANGER FACTORY OUTLET CENTER	COM	875465106   2,792   87,102 	SH	OTHER	    2		  64,052   23,050
TAUBMAN CENTERS INC		COM	876664103     469    6,076 	SH	OTHER	    1		   6,076   -
VENTAS INC			COM	92276F100   6,804  107,812 	SH	OTHER	    2		  75,160   32,652
VORNADO REALTY TRUST		COM	929042109   1,740   20,718 	SH	OTHER	    1		  20,718   -

